Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventories	$ 1,063	$ 1,173	$ 583
Lubricants
Inventory [Line Items]
Inventories	411	479	$ 583
Bunkers
Inventory [Line Items]
Inventories	$ 652	$ 694